UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/12

Item 1.  Schedule of Investments.

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 92.5%
	EQUITY FUND - 92.5%
495,300	Consumer Discretionary Select Sector SPDR Fund	$ 22,338,030
660,900	Consumer Staples Select Sector SPDR Fund	22,523,472
1,410,600	Financial Select Sector SPDR Fund	22,259,268
601,350	Health Care Select Sector SPDR Fund	22,604,747
599,600	Industrial Select Sector SPDR Fund	22,437,032
285,500	iShares Dow Jones US Technology Sector Index Fund	22,206,190
1,009,400	iShares Dow Jones US Telecommunications Sector Index Fund	22,408,680
605,300	Materials Select Sector SPDR Fund	22,377,942
642,650	Utilities Select Sector SPDR Fund	22,524,883
	(Cost - $190,351,797)	201,680,244

	STRUCTURED NOTES - 3.0%
5,000,000	JPMorgan Chase	6,553,000
	(Cost - $5,000,000)

	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUND - 5.1%
11,204,257	STIC Prime Portfolio - 0.13% +	11,204,257
	(Cost - $11,204,257)

	TOTAL INVESTMENTS - 100.6% ( Cost - $206,556,054) (a)	$ 219,437,501
	OTHER LIABILITIES LESS ASSETS - (0.6) %	(1,418,017)
	NET ASSETS - 100.0%	$ 218,019,484

+ Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2012.
(a) At March 31, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:		$ 13,022,626
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:		(141,179)
Net unrealized appreciation		$ 12,881,447

	TOTAL RETURN SWAP CONTRACTS:
Counterparty	Description	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)(1)

Barclays Bank	Index swap on Barclays Capital ASTRO Variable US Excess Return Index	$ 40,000,000	2/11/2013	$ (177,560)
Deutsche Bank	Index Swap on Deutsche Bank Equity Mean Reversion Alpha Index	45,000,000	2/22/2013	97,906
Barclays Bank	Index swap on S&P500 Dynamic VIX Futures Excess Return Index	15,000,000	2/19/2013	162,503
				$ 82,849

(1) Amount subject to equity contracts risks exposure at March 31, 2012.

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012  for the Fund’s assets and liabilities measured at fair value:

The Giralda Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 201,680,244	$ -	$ -	$ 201,680,244
Structured Notes	-	6,553,000	-	$ 6,553,000
Short Term Investments	11,204,257	-	-	$ 11,204,257
Open Swap Contracts	-	260,409	-	$ 260,409
Total	$ 212,884,501	$ 6,813,409	$ -	$ 219,697,910

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 177,560	$ -	$ 177,560

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and 2 during the current period presented.

Swap Agreements - The Fund is subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of the swaps disclosed in the Portfolio of Investments at March 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/30/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/30/12